Called Up Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Issued, called up and fully paid

	2021 No.		£2020 No.		£2019 No.	£
Ordinary class A shares of £0.01 (2020: £0.01, 2019: £0.01)each	28,410	284	28,410	284	28,410	284
Ordinary class E shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	2,145	21	2,145	21
Ordinary class E1 shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	1	—	1	—
Ordinary shares of £0.01 (2020: £0.01,2019: £0.01) each	714,908	7,149	664,331	6,643	657,403	6,575
Ordinary class E2 shares of £0.01 (2020: £0.01, 2019: £0.01) each	—	—	1	—	1	—

	743,318	7,433	694,888	6,948	687,960	6,880